Organization and Principal Activities - Schedule of Results of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Net revenues	¥ 8,374,501	$ 1,202,921	¥ 4,663,440	¥ 2,184,816
Net (loss) income	468,173	$ 67,247	(1,937,689)	(80,968)
Variable Interest Entity (VIE) [Member]
Investments in and Advances to Affiliates [Line Items]
Net revenues	8,293,317		4,659,245	2,177,587
Net (loss) income	¥ 1,323,915		¥ 406,803	¥ (74,390)